Quarterly Report
November 30, 2022
MFS®  New Discovery Fund
NDF-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Aerospace & Defense – 1.8%
AeroVironment, Inc. (a)	134,444	$12,367,504
CACI International, Inc., “A” (a)	75,361	23,535,240
Kratos Defense & Security Solutions, Inc. (a)	649,764	6,185,753
		$42,088,497
Airlines – 0.7%
JetBlue Airways Corp. (a)	2,016,967	$16,055,057
Apparel Manufacturers – 2.8%
On Holding AG (a)	896,580	$17,411,584
Skechers USA, Inc., “A” (a)	1,122,619	47,340,843
		$64,752,427
Automotive – 2.4%
Methode Electronics, Inc.	606,984	$27,727,029
Visteon Corp. (a)	200,020	29,362,936
		$57,089,965
Biotechnology – 3.2%
Abcam PLC (a)	1,384,373	$22,205,343
Adaptive Biotechnologies Corp. (a)	560,901	4,924,711
AlloVir, Inc. (a)(l)	533,582	4,007,201
BioAtla, Inc. (a)(l)	339,507	3,737,972
BioXcel Therapeutics, Inc. (a)(l)	290,670	4,816,402
Immunocore Holdings PLC, ADR (a)	233,584	14,671,411
Lyell Immunopharma, Inc. (a)	676,627	2,848,600
MaxCyte, Inc. (a)	1,271,360	7,615,446
Oxford Nanopore Technologies PLC (a)	1,873,475	5,780,497
Prelude Therapeutics, Inc. (a)(l)	327,699	2,185,752
Sana Biotechnology, Inc. (a)(l)	522,248	2,606,018
		$75,399,353
Brokerage & Asset Managers – 4.7%
Focus Financial Partners, “A” (a)	647,532	$24,709,821
GCM Grosvenor, Inc., “A” (h)(l)	2,116,336	18,560,267
Hamilton Lane, Inc., “A”	495,575	36,613,081
WisdomTree Investments, Inc.	5,650,495	31,473,257
		$111,356,426
Business Services – 10.2%
ExlService Holdings, Inc. (a)	277,300	$51,910,560
Keywords Studios PLC	1,028,476	36,567,352
Payoneer Global, Inc. (a)	3,184,764	17,197,726
Remitly Global, Inc. (a)	2,675,372	27,984,391
TaskUs, Inc., “A” (a)	1,313,203	25,830,703
Thoughtworks Holding, Inc. (a)	3,403,413	31,039,127
WNS (Holdings) Ltd., ADR (a)	578,682	48,794,466
		$239,324,325
Chemicals – 3.8%
Element Solutions, Inc.	2,352,066	$46,006,411
Ingevity Corp. (a)	566,222	44,318,196
		$90,324,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.1%
Alkami Technology, Inc. (a)	1,620,458	$20,369,157
Definitive Healthcare Corp. (a)	1,283,153	14,589,450
DoubleVerify Holdings, Inc. (a)	710,624	18,618,349
nCino, Inc. (a)	327,051	8,542,572
Open Lending Corp., “A” (a)	1,038,676	7,343,439
Paycor HCM, Inc. (a)	739,658	21,390,909
Paylocity Holding Corp. (a)	50,777	11,060,754
Procore Technologies, Inc. (a)	461,953	22,621,838
Sabre Corp. (a)	3,257,842	19,905,415
		$144,441,883
Computer Software - Systems – 3.5%
Five9, Inc. (a)	336,214	$21,554,680
Nuvei Corp. (a)	674,477	20,780,636
Q2 Holdings, Inc. (a)	816,265	22,202,408
Rapid7, Inc. (a)	592,518	17,420,029
		$81,957,753
Construction – 2.4%
AZEK Co., Inc. (a)	2,232,853	$43,183,377
Trex Co., Inc. (a)	274,983	12,618,970
		$55,802,347
Consumer Services – 3.0%
Boyd Group Services, Inc.	179,218	$29,111,350
Bright Horizons Family Solutions, Inc. (a)	299,321	22,209,618
European Wax Center, Inc., “A”	1,393,345	20,203,503
		$71,524,471
Electrical Equipment – 2.6%
Littlefuse, Inc.	63,444	$15,638,946
Sensata Technologies Holding PLC	1,025,294	46,240,760
		$61,879,706
Electronics – 0.8%
Advanced Energy Industries, Inc.	214,327	$19,855,253
Energy - Independent – 3.0%
Magnolia Oil & Gas Corp., “A”	1,548,367	$40,381,411
Matador Resources Co.	458,690	30,438,669
		$70,820,080
Entertainment – 3.0%
Manchester United PLC, “A” (l)	2,324,597	$51,373,594
Vivid Seats, Inc., “A” (a)(l)	2,404,038	18,751,496
		$70,125,090
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	1,553,080	$24,942,465
Oatly Group AB, ADR (a)(l)	2,066,025	3,367,621
		$28,310,086
Gaming & Lodging – 2.2%
Genius Sports Ltd. (a)	2,578,078	$13,199,760
Penn Entertainment, Inc. (a)	1,119,011	39,377,997
		$52,577,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.8%
Five Below, Inc. (a)	167,393	$26,926,838
Ollie's Bargain Outlet Holdings, Inc. (a)	631,830	38,478,447
		$65,405,285
Leisure & Toys – 2.0%
Brunswick Corp.	444,708	$32,997,334
Corsair Gaming, Inc. (a)	563,507	9,506,363
Funko, Inc., “A” (a)	549,763	5,222,748
		$47,726,445
Machinery & Tools – 1.4%
Ritchie Bros. Auctioneers, Inc.	599,311	$32,872,208
Medical & Health Technology & Services – 3.6%
Certara, Inc. (a)	1,798,079	$30,531,381
Guardant Health, Inc. (a)	133,553	6,990,164
HealthEquity, Inc. (a)	281,549	17,872,731
Syneos Health, Inc. (a)	851,189	30,029,948
		$85,424,224
Medical Equipment – 6.0%
Bruker BioSciences Corp.	459,545	$30,977,928
Envista Holdings Corp. (a)	1,000,912	34,151,117
Gerresheimer AG	402,650	29,542,935
Maravai Lifesciences Holdings, Inc., “A” (a)	701,825	10,443,156
OptiNose, Inc.	1,816,449	3,215,115
Outset Medical, Inc. (a)	457,995	9,654,535
PROCEPT BioRobotics Corp. (a)	235,181	10,089,265
Silk Road Medical, Inc. (a)	249,482	13,284,916
		$141,358,967
Oil Services – 4.2%
Cactus, Inc., “A”	649,488	$35,325,652
ChampionX Corp.	2,030,057	62,606,958
		$97,932,610
Other Banks & Diversified Financials – 4.8%
First Interstate BancSystem, Inc.	582,237	$25,397,178
Pacific Premier Bancorp, Inc.	499,533	18,457,744
Prosperity Bancshares, Inc.	367,437	27,767,214
Umpqua Holdings Corp.	1,125,373	22,811,311
United Community Bank, Inc.	472,125	18,398,711
		$112,832,158
Pharmaceuticals – 2.1%
Annexon, Inc. (a)(l)	495,468	$2,695,346
Collegium Pharmaceutical, Inc. (a)	519,893	11,370,060
Harmony Biosciences Holdings (a)	220,111	13,156,034
Neurocrine Biosciences, Inc. (a)	116,585	14,813,290
SpringWorks Therapeutics, Inc. (a)	265,143	6,411,158
		$48,445,888
Pollution Control – 2.0%
GFL Environmental, Inc.	1,654,566	$47,932,777
Real Estate – 1.4%
STAG Industrial, Inc., REIT	990,108	$32,584,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	1,546,757	$41,514,958
Specialty Stores – 2.5%
ACV Auctions, Inc. (a)	2,620,125	$23,161,905
Leslie's, Inc. (a)	920,111	13,433,621
Petco Health & Wellness Co., Inc. (a)	1,950,961	21,538,609
		$58,134,135
Trucking – 2.7%
CryoPort, Inc. (a)	797,472	$15,750,072
Knight-Swift Transportation Holdings, Inc.	558,812	30,974,949
Saia, Inc. (a)	69,897	17,026,211
		$63,751,232
Total Common Stocks		$2,229,600,424
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (a)	$2.57	11/23/22	627,544	$0

Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 3.67% (v)	128,781,503	$128,781,503
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	7,632,407	$7,632,407

Other Assets, Less Liabilities – (0.5)%		(10,746,752)
Net Assets – 100.0%		$2,355,267,582
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $147,341,770 and $2,218,672,564, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,859,356,511	$0	$—	$1,859,356,511
United Kingdom	143,797,957	—	—	143,797,957
Canada	130,696,971	—	—	130,696,971
India	48,794,466	—	—	48,794,466
Germany	—	29,542,935	—	29,542,935
Switzerland	17,411,584	—	—	17,411,584
Mutual Funds	136,413,910	—	—	136,413,910
Total	$2,336,471,399	$29,542,935	$—	$2,366,014,334
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $13,369,196. These loans were collateralized by cash of $7,632,407 and U.S. Treasury Obligations (held by the lending agent) of $5,916,235.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A”	$16,613,237	$—	$—	$—	$1,947,030	$18,560,267
MFS Institutional Money Market Portfolio	104,169,558	145,772,713	121,160,517	263	(514)	128,781,503
	$120,782,795	$145,772,713	$121,160,517	$263	$1,946,516	$147,341,770
Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A”	$232,797	$—
MFS Institutional Money Market Portfolio	817,859	—
	$1,050,656	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.